Shareholders' Equity - Schedule of Share-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Share-based compensation expense	$ 1,194	$ 9,241	$ 2,100	$ 9,263	$ 9,498	$ 86	$ 67
Incentive Stock Options
Class of Stock [Line Items]
Share-based compensation expense	455	9,241	818	9,263	9,383	86	67
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Share-based compensation expense	545	0	960	0	$ 115	$ 0	$ 0
Performance Stock
Class of Stock [Line Items]
Share-based compensation expense	$ 194	$ 0	$ 322	$ 0